Material Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Material Related Party Transactions [Abstract]
Schedule of Name of the Related Parties and Relationship with the Company	The related parties that had transactions or balances with the Company for the six months ended June 30, 2026 and 2025 consisted of:
Name of Related Parties	Relationship with the Company
Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Dongliang Mao	The Company’s director, paid certain professional fees on behalf of the Company.
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)	As of June 30, 2026, Mr. Ruilin Xu still holds 37.66% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”).
Infinity worldwide holding., Ltd.	The former shareholder entity has not settled the consideration payable under the equity transfer arrangement

Schedule of Key Management Personnel Compensation

Key management personnel compensation

	As of June 30,	As of June 30,
	2026	2025
Short-term employment benefits (excluding discretionary bonus)	63,113	94,374
Discretionary bonus	-	-
Share based payments	870,000	1,529,138

Schedule of Balances with Related Parties

Balances with related parties

	June 30,	December 31,
	2026	2025
Due to related parties *
Guangzhou Tiancheng Capital Management Group Co., Ltd.	73,690	71,499
Infinity worldwide holding ltd	120,674	120,674
Total due to related parties	$194,364	$192,173

*	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.